Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,356	$ 1,233
Provision for credit losses
Originations	2	2
Maturities	(15)	(13)
Changes in risk, parameters and exposures	243	234
Write-offs	(283)	(234)
Recoveries	47	41
Exchange rate and other	(2)	1
Balance at end of period	1,348	1,264
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	217	207
Provision for credit losses
Transfers to Stage 1	169	155
Transfers to Stage 2	(27)	(28)
Transfers to Stage 3		(1)
Originations	2	2
Maturities	(1)	(1)
Changes in risk, parameters and exposures	(149)	(128)
Exchange rate and other	(1)
Balance at end of period	210	206
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,139	1,026
Provision for credit losses
Transfers to Stage 1	(169)	(155)
Transfers to Stage 2	27	28
Transfers to Stage 3	(164)	(137)
Maturities	(14)	(12)
Changes in risk, parameters and exposures	320	307
Exchange rate and other	(1)	1
Balance at end of period	1,138	1,058
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	164	138
Changes in risk, parameters and exposures	72	55
Write-offs	(283)	(234)
Recoveries	$ 47	$ 41